Subsequent Events (Details) - shares	Aug. 07, 2017	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events (Textual)
Common stock, shares issued		6,255,500	6,255,500
Subsequent Events [Member] | LG Ownership [Member]
Subsequent Events (Textual)
Acquired issued and outstanding equity percentage	100.00%
Common stock, shares issued	255,500